Equity - Reserves - Schedule of Equity Reserves (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Reserves [Abstract]
Foreign currency reserve	$ (1,282,121)	$ (2,162,530)	$ (2,054,228)
Re-measurements of defined benefit plans reserve	(75,084)	(72,826)	(90,686)
Total	$ (1,357,205)	$ (2,235,356)	$ (2,144,914)	$ (1,729,485)